Non-financial Assets and Liabilities - Additional Information (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) Segment	Jun. 30, 2017 USD ($)
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Depreciation method, property, plant and equipment	Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over the estimated useful lives.
Number of reportable operating segment | Segment	1
Impairment on intangible assets	$ 0
Employee Benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave	$ 700,000	$ 700,000
Discounted Cash Flow | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real pre-tax discount rate	14.40%
Discounted Cash Flow | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real pre-tax discount rate	21.00%
Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Intangible assets finite useful life	7 – 16 years
Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Intangible assets finite useful life	15 – 20 years
Plant and Equipment
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives	3 – 15 years
Office Furniture and Equipment
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives	3 – 10 years
Computer Hardware and Software
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives	3 – 4 years